PROVISION FOR MINE CLOSURE AND RESTORATION (Tables)	12 Months Ended
Dec. 31, 2025
Provision For Mine Closure And Restoration
Schedule of provision for mine closure and restoration

	2025	2024	2023
Balance, beginning of year	50,573	48,727	48,262
Accretion expense (note 24)	5,090	5,972	4,954
Disbursements	(2,040)	-	-
Change in estimate (a)	11,986	(615)	(402)
Acquisition of Bluestone (Note 5(a))	9,668	-	-
Acquisition of MSG (Note 5(b))	10,035	-	-
Additions	-	2,007	-
Held for sale liability	-	-	(4,087)
Foreign exchange	(1,581)	(5,518)	-
Balance, end of year	83,731	50,573	48,727
Current	5,661	-	-
Non-current	78,070	50,573	48,727

(a) The change in estimate relates to the remeasurement of the asset retirement obligation, primarily driven by changes in discount rates. An amount of $489 was recognized in profit or loss, as it relates mainly to sites under care and maintenance and therefore was not capitalized as part of the related asset.